INCOME TAX - Estimates (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax [Line Items]
Deferred tax asset	$ 246,598	$ 341,338
Deferred tax liability	(2,871,309)	(2,160,942)
Current tax asset	895,208	593,837
Current tax liability	(387,274)	(413,456)
Deferred tax assets [member]
Disclosure of income tax [Line Items]
Deferred tax asset	2,420,224	1,863,249
Deferred tax assets [member] | Later than one year [member]
Disclosure of income tax [Line Items]
Deferred tax asset	385,937	399,074
Deferred tax assets [member] | Not later than one year [member]
Disclosure of income tax [Line Items]
Deferred tax asset	2,034,287	1,464,175
Deferred tax liabilities [member]
Disclosure of income tax [Line Items]
Deferred tax liability	(5,044,935)	(3,682,853)
Deferred tax liabilities [member] | Later than one year [member]
Disclosure of income tax [Line Items]
Deferred tax liability	(1,232,899)	(917,965)
Deferred tax liabilities [member] | Not later than one year [member]
Disclosure of income tax [Line Items]
Deferred tax liability	(3,812,036)	(2,764,888)
Current Tax Assets [Member]
Disclosure of income tax [Line Items]
Current tax asset	1,309,721	801,348
Current Tax Assets [Member] | Later than one year [member]
Disclosure of income tax [Line Items]
Current tax asset	987,830	650,879
Current Tax Assets [Member] | Not later than one year [member]
Disclosure of income tax [Line Items]
Current tax asset	321,891	150,469
Current Tax Liability [Member]
Disclosure of income tax [Line Items]
Current tax liability	(801,787)	(620,967)
Current Tax Liability [Member] | Later than one year [member]
Disclosure of income tax [Line Items]
Current tax liability	(698,901)	(507,555)
Current Tax Liability [Member] | Not later than one year [member]
Disclosure of income tax [Line Items]
Current tax liability	$ (102,886)	$ (113,412)